Offerings	Jan. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value, issuable under the Deutsche Bank Equity Plan
Amount Registered | shares	40,000,000
Maximum Aggregate Offering Price	$ 1,514,800,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 209,194
Offering Note
(1)	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of ordinary shares, no par value (“Ordinary Shares”), of Deutsche Bank Aktiengesellschaft (the “Company”) that become issuable under the Company’s Deutsche Bank Equity Plan, Deutsche Bank Restricted Share Plan and Deutsche Bank Global Share Purchase Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding Ordinary Shares.
(2)

The Proposed Maximum Offering Price Per Unit is estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Share for shares available for future grant is the average of the high and low prices for the registrant’s Common Stock as reported on The New York Stock Exchange on February 4, 2026, which was $37.87.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value, issuable under the Deutsche Bank Restricted Share Plan
Amount Registered | shares	10,000,000
Maximum Aggregate Offering Price	$ 378,700,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 52,298
Offering Note
(1)	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of ordinary shares, no par value (“Ordinary Shares”), of Deutsche Bank Aktiengesellschaft (the “Company”) that become issuable under the Company’s Deutsche Bank Equity Plan, Deutsche Bank Restricted Share Plan and Deutsche Bank Global Share Purchase Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding Ordinary Shares.
(2)

The Proposed Maximum Offering Price Per Unit is estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Share for shares available for future grant is the average of the high and low prices for the registrant’s Common Stock as reported on The New York Stock Exchange on February 4, 2026, which was $37.87.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value, issuable under the Deutsche Bank Global Share Purchase Plan
Amount Registered | shares	1,000,000
Maximum Aggregate Offering Price	$ 37,870,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,230
Offering Note
(1)	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of ordinary shares, no par value (“Ordinary Shares”), of Deutsche Bank Aktiengesellschaft (the “Company”) that become issuable under the Company’s Deutsche Bank Equity Plan, Deutsche Bank Restricted Share Plan and Deutsche Bank Global Share Purchase Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding Ordinary Shares.
(2)

The Proposed Maximum Offering Price Per Unit is estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Share for shares available for future grant is the average of the high and low prices for the registrant’s Common Stock as reported on The New York Stock Exchange on February 4, 2026, which was $37.87.